Equity Incentive Plan (Details) - Schedule of stock option activity - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of stock option activity [Abstract]
Number of Shares under Option Plan, Outstanding Beginning balance	4,211,857	2,749,298
Weighted-Average Exercise Price per Option, Outstanding Beginning balance	$ 0.76	$ 0.87
Weighted- Average Remaining Contractual Life (in years), Outstanding Beginning balance	8 years 7 months 6 days	9 years
Number of Shares under Option Plan, Granted	2,378,915	2,064,603
Weighted-Average Exercise Price per Option, Granted	$ 3.00	$ 0.64
Number of Shares under Option Plan, Exercised	(154,902)	100,059
Weighted-Average Exercise Price per Option , Exercised	$ 0.81	$ 0.81
Number of Shares under Option Plan, Forfeited and expired	(69,905)	(501,985)
Weighted-Average Exercise Price per Option, Forfeited and expired	$ 1.36	$ 0.83
Number of Shares under Option Plan, Outstanding Ending balance	6,365,965	4,211,857
Weighted-Average Exercise Price per Option, Outstanding Ending balance	$ 1.59	$ 0.76
Weighted- Average Remaining Contractual Life (in years), Outstanding Ending balance	8 years 4 months 24 days	8 years 7 months 6 days
Number of Shares under Option Plan, Exercisable	2,939,225	2,374,630
Weighted-Average Exercise Price per Option, Exercisable	$ 0.93	$ 0.78
Weighted- Average Remaining Contractual Life (in years), Exercisable	8 years 2 months 4 days	8 years 6 months
Number of Shares under Option Plan, Vested and expected to vest	5,955,731	4,211,857
Weighted-Average Exercise Price per Option, Vested and expected to vest	$ 1.49	$ 0.76
Weighted- Average Remaining Contractual Life (in years)	8 years 7 months 6 days	8 years 7 months 6 days